Deferred Government Grants	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Government Grants
17.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2016, 2017 and 2018, the Company received nil, RMB2,877 and RMB500 (US$73), respectively, in government grants from the relevant PRC government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	37,620	30,993	22,435	3,263
Additions	—	2,877	500	73
Decrease due to disposal of subsidiaries	—	(3,573)	—	—
Recognized as a reduction of depreciation expense	(6,627)	(7,862)	(7,143)	(1,039)

Balance at end of the year	30,993	22,435	15,792	2,297